Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Feb. 01, 2023
Related Party Transaction [Line Items]
Revenues			$ 1,554,000	$ 3,856,000
Common stock, shares issued (in shares)			17,519,999	17,454,353
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)			6,000,000
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)			6,000,000
Interest Holders [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			65.00%
Related party | Interest Holders [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	10.00%	10.00%
Related party | Demand Notes [Member]
Related Party Transaction [Line Items]
Notes Issued	$ 4,000,000
Related party | 2023 Convertible Note [Member]
Related Party Transaction [Line Items]
Proceeds from Advances from sponsor		$ 5,000,000
Proceeds from Related Party Debt		$ 5,000,000
Debt Instrument Ownership Percentage		41.00%
Notes Payable			$ 6,900,000	$ 7,300,000
Debt Instrument, Increase (Decrease), Net			400,000	3,000,000
Related party | 2023 Convertible Note Warrants [Member]
Related Party Transaction [Line Items]
Warrants and Rights Outstanding			8,000,000	900,000
Debt Instrument, Increase (Decrease), Net			800,000	200,000
Related party | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Notes Payable			4,200,000	3,900,000
Related party | Pay to Play warrants [Member]
Related Party Transaction [Line Items]
Notes Payable			0	300,000
Accounts Receivable [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss			0	$ 500,000
Two Minority Stockholders | Customer Concentration Risk
Related Party Transaction [Line Items]
Revenues			$ 3,800,000
Two Minority Stockholders | Revenue Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage			98.00%	100.00%
One Minority Stockholders [Member] | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net			$ 300,000	$ 900,000
Increase Decrease in the Unbilled Receivables					$ 0.4
Debt Instrument, Fair Value Disclosure			500,000	400,000
Increase Decrease In Unbilled Receivable					13.00%
One Minority Stockholders [Member] | Pay to Play warrants [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net			300,000	32,000,000
Debt Instrument, Fair Value Disclosure			0	29,000,000
One Minority Stockholders [Member] | Pay to Play Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Increase (Decrease), Net			38,000,000	$ 29,000,000
Marketing expense			300,000
One Minority Stockholders [Member] | Related party | Pay to Play Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Advances from sponsor					$ 3,300,000
Proceeds from Related Party Debt					$ 3,300,000
Debt Instrument Ownership Percentage					35.00%
One Minority Stockholders [Member] | Customer Concentration Risk
Related Party Transaction [Line Items]
Revenues			$ 1,500,000
Accounts Receivable, after Allowance for Credit Loss						$ 500,000
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage			77.00%	100.00%
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk | Revenue Arrangement [Member]
Related Party Transaction [Line Items]
Concentration Risk, Percentage			21.00%	0.00%
One Minority Stockholders [Member] | Accounts Receivable [Member] | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration Risk, Percentage			0.00%	98.00%
BURTECH ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Accrued expenses			$ 4,882,163	$ 2,123,846
Advances owed to the Sponsor			2,971,258	0
Proceeds from Advances from sponsor			2,971,258	0
Proceeds from Related Party Debt			2,971,258	0
BURTECH ACQUISITION CORP [Member] | Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance			1,500,000	810,345
BURTECH ACQUISITION CORP [Member] | Working capital loans warrant | Unsecured convertible promissory note
Related Party Transaction [Line Items]
Price per which the outstanding principal amount can be converted							$ 10
Amount borrowed							$ 1,500,000
BURTECH ACQUISITION CORP [Member] | Sponsor
Related Party Transaction [Line Items]
Proceeds from Advances from sponsor			1,304,630
Additional payment to the trust account			1,666,628
Proceeds from Related Party Debt			1,304,630
BURTECH ACQUISITION CORP [Member] | Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			10,000
Expenses incurred and paid			120,000
Accrued expenses				60,000
BURTECH ACQUISITION CORP [Member] | Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Expenses incurred and paid				$ 120,000
Accrued expenses			120,000
BURTECH ACQUISITION CORP [Member] | Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000
Price per which the outstanding principal amount can be converted			$ 10